Other Gains and Losses - Schedule of Other Gains and Losses (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other gains and losses [Abstract]
Foreign exchange gains (losses), net	$ (168,499)	$ (41,391)	$ (1,364,929)
Gains on valuation of financial instruments at FVTPL, net	381,620	507,532	1,646,034
Gains (losses) on disposals of investments and financial assets, net	(13,154)	0	42,788
Gains on disposals of property, plant and equipment, net	106,546	1,923,044	330,814
Impairment losses on assets	(2,298,646)	(399,363)	(1,046,668)
Gains (losses) from litigation and others	396,519	(501,770)	(584,599)
Other gains (losses)	$ (1,595,614)	$ 1,488,052	$ (976,560)